Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of December 31, 2021	Increases	Decreases	Other movements & transfer.	Currency translation	As of June 30, 2022
Fixtures, fittings and installations	3,318	—	—	—	—	3,318
Right of use – Buildings	8,393	2	(158)	—	—	8,238
Technical equipment	2,135	29	—	—	—	2,164
Office and IT equipment	1,010	32	(2)	—	6	1,046
Transport equipment	33	—	—	—	3	37
Right of use – Transport equipment	28	—	—	—	—	28
Tangible assets in progress	98	19	—	—	—	117
Advances and deposits on assets	—	—	—	—	—	—
Gross book value of tangible assets	15,017	81	(160)	—	9	14,947
Fixtures, fittings and installations	(1,641)	(160)	—	—	—	(1,801)
Right of use – Buildings	(2,610)	(454)	43	—	—	(3,020)
Technical equipment	(1,644)	(88)	—	—	—	(1,731)
Office and IT equipment	(875)	(42)	2	—	(4)	(918)
Transport equipment	(33)	—	—	—	(3)	(37)
Right of use – Transport equipment	(29)	—	—	—	—	(28)
Accumulated depreciation of tangible assets(1)	(6,831)	(743)	46	—	(7)	(7,535)
Net book value of tangible assets	8,186	(662)	(114)	—	2	7,412
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses